Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 94,179	$ 74,089
Less: Accumulated depreciation and amortization	(26,411)	(18,298)
Property and equipment, net	67,768	55,791
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,507	32,178
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,140	21,426
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,853	5,087
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24,225	15,089
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 454	$ 309